CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 193	$ 328	$ 26
Ordinary shares, authorized		120,000,000	120,000,000
Ordinary shares, authorized after reverse stock split	25,000,000	25,000,000
Ordinary shares, issued		64,132,706	63,023,506
Ordinary shares, issued after reverse stock split	9,380,291	9,161,798
Ordinary shares, outstanding		60,110,099	60,090,298
Ordinary shares, outstanding after reverse stock split	8,805,633	8,587,140
Treasury stock common shares		4,022,607	2,933,208
Treasury stock common shares after reverse stock split	574,658	574,658